AFS and HTM Debt Securities	12 Months Ended
Dec. 31, 2018
AFS and HTM Debt Securities [Abstract]
AFS and HTM Debt Securities

Note 5: Available-for-Sale and Held-to-Maturity Debt Securities
Table 5.1 provides the amortized cost and fair value by major categories of available-for-sale debt securities, which are carried at fair value, and held-to-maturity debt securities, which are carried at amortized cost. The net unrealized gains (losses) for available-for-sale debt securities are reported on an after-tax basis as a component of cumulative OCI. Information on debt securities held for trading is included in Note 4 (Trading Activities) to Financial Statements in this Report.

Table 5.1: Amortized Cost and Fair Value

(in millions)	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2018
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$13,451	3	(106)	13,348
Securities of U.S. states and political subdivisions (1)	48,994	716	(446)	49,264
Mortgage-backed securities:
Federal agencies	155,974	369	(3,140)	153,203
Residential	2,638	142	(5)	2,775
Commercial	4,207	40	(22)	4,225
Total mortgage-backed securities	162,819	551	(3,167)	160,203
Corporate debt securities	6,230	131	(90)	6,271
Collateralized loan and other debt obligations (2)	35,581	158	(396)	35,343
Other (3)	5,396	100	(13)	5,483
Total available-for-sale debt securities	272,471	1,659	(4,218)	269,912
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	44,751	4	(415)	44,340
Securities of U.S. states and political subdivisions	6,286	30	(116)	6,200
Federal agency and other mortgage-backed securities (4)	93,685	112	(2,288)	91,509
Collateralized loan obligations	66	—	—	66
Other (3)	—	—	—	—
Total held-to-maturity debt securities	144,788	146	(2,819)	142,115
Total (5)	$417,259	1,805	(7,037)	412,027
December 31, 2017
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$6,425	2	(108)	6,319
Securities of U.S. states and political subdivisions (1)	50,733	1,032	(439)	51,326
Mortgage-backed securities:
Federal agencies	160,561	930	(1,272)	160,219
Residential	4,356	254	(2)	4,608
Commercial	4,487	80	(2)	4,565
Total mortgage-backed securities	169,404	1,264	(1,276)	169,392
Corporate debt securities	7,343	363	(40)	7,666
Collateralized loan and other debt obligations (2)	35,675	384	(3)	36,056
Other (3)	5,516	137	(5)	5,648
Total available-for-sale debt securities	275,096	3,182	(1,871)	276,407
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	44,720	189	(103)	44,806
Securities of U.S. states and political subdivisions	6,313	84	(43)	6,354
Federal agency and other mortgage-backed securities (4)	87,527	201	(682)	87,046
Collateralized loan obligations	661	4	—	665
Other (3)	114	—	—	114
Total held-to-maturity debt securities	139,335	478	(828)	138,985
Total (5)	$414,431	3,660	(2,699)	415,392

(1)
Available-for-sale debt securities include investments in tax-exempt preferred debt securities issued by investment funds or trusts that predominantly invest in tax-exempt municipal securities. The cost basis and fair value of these types of securities was $6.3 billion each at December 31, 2018, and $5.2 billion each at December 31, 2017.

(2)
Available-for-sale debt securities include collateralized debt obligations (CDOs) with a cost basis and fair value of $662 million and $800 million, respectively, at December 31, 2018, and $887 million and $1.0 billion, respectively, at December 31, 2017.

(3)
The “Other” category of available-for-sale debt securities largely includes asset-backed securities collateralized by student loans. Included in the “Other” category of held-to-maturity debt securities are asset-backed securities collateralized by automobile leases or loans and cash with a cost basis and fair value of $0 million each at December 31, 2018, and $114 million each at December 31, 2017.

(4)	Predominantly consists of federal agency mortgage-backed securities at both December 31, 2018, and December 31, 2017.

(5)
At December 31, 2018 and 2017, we held no securities of any single issuer (excluding the U.S. Treasury and federal agencies and government-sponsored entities (GSEs)) with a book value that exceeded 10% of stockholder’s equity.

Gross Unrealized Losses and Fair Value
Table 5.2 shows the gross unrealized losses and fair value of available-for-sale and held-to-maturity debt securities by length of time those individual securities in each category have been in a continuous loss position. Debt securities on which we have taken credit-related OTTI write-downs are categorized as being “less than 12 months” or “12 months or more” in a continuous loss position based on the point in time that the fair value declined to below the cost basis and not the period of time since the credit-related OTTI write-down.

Table 5.2: Gross Unrealized Losses and Fair Value

	Less than 12 months		12 months or more		Total
(in millions)	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value
December 31, 2018
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$(1)	498	(105)	6,204	(106)	6,702
Securities of U.S. states and political subdivisions	(73)	9,746	(373)	9,017	(446)	18,763
Mortgage-backed securities:
Federal agencies	(42)	10,979	(3,098)	112,252	(3,140)	123,231
Residential	(3)	398	(2)	69	(5)	467
Commercial	(20)	1,972	(2)	79	(22)	2,051
Total mortgage-backed securities	(65)	13,349	(3,102)	112,400	(3,167)	125,749
Corporate debt securities	(64)	1,965	(26)	298	(90)	2,263
Collateralized loan and other debt obligations	(388)	28,306	(8)	553	(396)	28,859
Other	(7)	819	(6)	159	(13)	978
Total available-for-sale debt securities	(598)	54,683	(3,620)	128,631	(4,218)	183,314
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	(3)	895	(412)	41,083	(415)	41,978
Securities of U.S. states and political subdivisions	(4)	598	(112)	3,992	(116)	4,590
Federal agency and other mortgage-backed securities	(5)	4,635	(2,283)	77,741	(2,288)	82,376
Collateralized loan obligations	—	—	—	—	—	—
Total held-to-maturity debt securities	(12)	6,128	(2,807)	122,816	(2,819)	128,944
Total	$(610)	60,811	(6,427)	251,447	(7,037)	312,258
December 31, 2017
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$(27)	4,065	(81)	2,209	(108)	6,274
Securities of U.S. states and political subdivisions	(17)	6,179	(422)	11,766	(439)	17,945
Mortgage-backed securities:
Federal agencies	(243)	52,559	(1,029)	44,691	(1,272)	97,250
Residential	(1)	47	(1)	58	(2)	105
Commercial	(1)	101	(1)	133	(2)	234
Total mortgage-backed securities	(245)	52,707	(1,031)	44,882	(1,276)	97,589
Corporate debt securities	(4)	239	(36)	503	(40)	742
Collateralized loan and other debt obligations	(1)	373	(2)	146	(3)	519
Other	(1)	37	(4)	483	(5)	520
Total available-for-sale debt securities	(295)	63,600	(1,576)	59,989	(1,871)	123,589
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	(69)	11,255	(34)	1,490	(103)	12,745
Securities of U.S. states and political subdivisions	(5)	500	(38)	1,683	(43)	2,183
Federal agency and other mortgage-backed securities	(198)	29,713	(484)	28,244	(682)	57,957
Collateralized loan obligations	—	—	—	—	—	—
Total held-to-maturity debt securities	(272)	41,468	(556)	31,417	(828)	72,885
Total	$(567)	105,068	(2,132)	91,406	(2,699)	196,474

We have assessed each debt security with gross unrealized losses included in the previous table for credit impairment. As part of that assessment we evaluated and concluded that we do not intend to sell any of the debt securities and that it is more likely than not that we will not be required to sell prior to recovery of the amortized cost basis. We evaluate, where necessary, whether credit impairment exists by comparing the present value of the expected cash flows to the debt securities’ amortized cost basis.
For descriptions of the factors we consider when analyzing debt securities for impairment, see Note 1 (Summary of Significant Accounting Policies) and below.

SECURITIES OF U.S. TREASURY AND FEDERAL AGENCIES AND FEDERAL AGENCY MORTGAGE-BACKED SECURITIES (MBS) The unrealized losses associated with U.S. Treasury and federal agency securities and federal agency MBS are generally driven by changes in interest rates and not due to credit losses given the explicit or implicit guarantees provided by the U.S. government.

SECURITIES OF U.S. STATES AND POLITICAL SUBDIVISIONS The unrealized losses associated with securities of U.S. states and political subdivisions are usually driven by changes in the relationship between municipal and term funding credit curves rather than by changes to the credit quality of the underlying securities. Substantially all of these investments with unrealized losses are investment grade. The securities were generally underwritten in accordance with our own investment standards prior to the decision to purchase. Some of these securities are guaranteed by a bond insurer, but we did not rely on this guarantee when making our investment decision. These investments will continue to be monitored as part of our ongoing impairment analysis but are expected to perform, even if the rating agencies reduce the credit rating of the bond insurers. As a result, we expect to recover the entire amortized cost basis of these securities.

RESIDENTIAL AND COMMERCIAL MBS  The unrealized losses associated with private residential MBS and commercial MBS are generally driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and/or prepayment rates. We estimate security losses by forecasting the underlying mortgage loans in each transaction. We use forecasted loan performance to project cash flows to the various tranches in the structure. We also consider cash flow forecasts and, as applicable, independent industry analyst reports and forecasts, sector credit ratings, and other independent market data. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.
CORPORATE DEBT SECURITIES  The unrealized losses associated with corporate debt securities are predominantly related to unsecured debt obligations issued by various corporations. We evaluate the financial performance of each issuer on a quarterly basis to determine if the issuer can make all contractual principal and interest payments. Based upon this assessment, we expect to recover the entire amortized cost basis of these securities.

COLLATERALIZED LOAN AND OTHER DEBT OBLIGATIONS  The unrealized losses associated with collateralized loan and other debt obligations relate to securities predominantly backed by commercial collateral. The unrealized losses are typically driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and prepayment rates. We also consider cash flow forecasts and, as applicable, independent industry analyst reports and forecasts, sector credit ratings, and other independent market data. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.

OTHER DEBT SECURITIES  The unrealized losses associated with other debt securities predominantly relate to other asset-backed securities. The losses are usually driven by changes in projected collateral losses, credit spreads and interest rates. We assess for credit impairment by estimating the present value of expected cash flows. The key assumptions for determining expected cash flows include default rates, loss severities and prepayment rates. Based upon our assessment of the expected credit losses and the credit enhancement level of the securities, we expect to recover the entire amortized cost basis of these securities.

OTHER DEBT SECURITIES MATTERS  The fair values of our debt securities could decline in the future if the underlying performance of the collateral for the residential and commercial MBS or other securities deteriorate, and our credit enhancement levels do not provide sufficient protection to our contractual principal and interest. As a result, there is a risk that significant OTTI may occur in the future.
Table 5.3 shows the gross unrealized losses and fair value of the available-for-sale and held-to-maturity debt securities by those rated investment grade and those rated less than investment grade, according to their lowest credit rating by Standard & Poor’s Rating Services (S&P) or Moody’s Investors Service (Moody’s). Credit ratings express opinions about the credit quality of a debt security. Debt securities rated investment grade, that is those rated BBB- or higher by S&P or Baa3 or higher by Moody’s, are generally considered by the rating agencies and market participants to be low credit risk. Conversely, debt securities rated below investment grade, labeled as “speculative grade” by the rating agencies, are considered to be distinctively higher credit risk than investment grade debt securities. We have also included debt securities not rated by S&P or Moody’s in the table below based on our internal credit grade of the debt securities (used for credit risk management purposes) equivalent to the credit rating assigned by major credit agencies. The unrealized losses and fair value of unrated debt securities categorized as investment grade based on internal credit grades were $20 million and $5.2 billion, respectively, at December 31, 2018, and $32 million and $6.9 billion, respectively, at December 31, 2017. If an internal credit grade was not assigned, we categorized the debt security as non-investment grade.

Table 5.3: Gross Unrealized Losses and Fair Value by Investment Grade

	Investment grade		Non-investment grade
(in millions)	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value
December 31, 2018
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$(106)	6,702	—	—
Securities of U.S. states and political subdivisions	(425)	18,447	(21)	316
Mortgage-backed securities:
Federal agencies	(3,140)	123,231	—	—
Residential	(2)	295	(3)	172
Commercial	(20)	1,999	(2)	52
Total mortgage-backed securities	(3,162)	125,525	(5)	224
Corporate debt securities	(17)	791	(73)	1,472
Collateralized loan and other debt obligations	(396)	28,859	—	—
Other	(7)	726	(6)	252
Total available-for-sale debt securities	(4,113)	181,050	(105)	2,264
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	(415)	41,978	—	—
Securities of U.S. states and political subdivisions	(116)	4,590	—	—
Federal agency and other mortgage-backed securities	(2,278)	81,977	(10)	399
Collateralized loan obligations	—	—	—	—
Total held-to-maturity debt securities	(2,809)	128,545	(10)	399
Total	$(6,922)	309,595	(115)	2,663
December 31, 2017
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$(108)	6,274	—	—
Securities of U.S. states and political subdivisions	(412)	17,763	(27)	182
Mortgage-backed securities:
Federal agencies	(1,272)	97,250	—	—
Residential	(1)	42	(1)	63
Commercial	(1)	183	(1)	51
Total mortgage-backed securities	(1,274)	97,475	(2)	114
Corporate debt securities	(13)	304	(27)	438
Collateralized loan and other debt obligations	(3)	519	—	—
Other	(2)	469	(3)	51
Total available-for-sale debt securities	(1,812)	122,804	(59)	785
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	(103)	12,745	—	—
Securities of U.S. states and political subdivisions	(43)	2,183	—	—
Federal agency and other mortgage-backed securities	(680)	57,789	(2)	168
Collateralized loan obligations	—	—	—	—
Total held-to-maturity debt securities	(826)	72,717	(2)	168
Total	$(2,638)	195,521	(61)	953

Contractual Maturities
Table 5.4 shows the remaining contractual maturities and contractual weighted-average yields (taxable-equivalent basis) of available-for-sale debt securities. The remaining contractual principal maturities for MBS do not consider prepayments. Remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.

Table 5.4: Contractual Maturities

			Remaining contractual maturity
	Total		Within one year		After one year through five years		After five years through ten years		After ten years
(in millions)	amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
December 31, 2018
Available-for-sale debt securities (1):
Fair value:
Securities of U.S. Treasury and federal agencies	$13,348	1.87%	$1,087	1.52%	$12,213	1.90%	$48	1.89%	$—	—%
Securities of U.S. states and political subdivisions	49,264	4.78	3,568	2.92	6,644	3.42	4,635	3.44	34,417	5.42
Mortgage-backed securities:
Federal agencies	153,203	3.42	—	—	169	3.52	1,909	2.56	151,125	3.43
Residential	2,775	4.01	—	—	14	5.85	6	3.04	2,755	4.00
Commercial	4,225	3.64	—	—	—	—	342	3.60	3,883	3.65
Total mortgage-backed securities	160,203	3.44	—	—	183	3.70	2,257	2.72	157,763	3.45
Corporate debt securities	6,271	5.11	390	6.27	2,525	5.25	2,743	4.68	613	5.67
Collateralized loan and other debt obligations	35,343	3.89	—	—	28	4.18	8,866	3.91	26,449	3.89
Other	5,483	3.17	15	6.02	818	3.84	1,446	2.17	3,204	3.44
Total available-for-sale debt securities at fair value	$269,912	3.70%	$5,060	2.89%	$22,411	2.82%	$19,995	3.64%	$222,446	3.81%
December 31, 2017
Available-for-sale debt securities (1):
Fair value:
Securities of U.S. Treasury and federal agencies	$6,319	1.59%	$81	1.37%	$6,189	1.59%	$49	1.89%	$—	—%
Securities of U.S. states and political subdivisions	51,326	5.88	2,380	3.47	9,484	3.42	2,276	4.63	37,186	6.75
Mortgage-backed securities:
Federal agencies	160,219	3.27	15	2.03	210	3.08	5,534	2.82	154,460	3.28
Residential	4,608	3.52	—	—	24	5.67	11	2.46	4,573	3.51
Commercial	4,565	3.45	—	—	—	—	166	2.69	4,399	3.48
Total mortgage-backed securities	169,392	3.28	15	2.03	234	3.35	5,711	2.82	163,432	3.30
Corporate debt securities	7,666	5.12	443	5.54	2,738	5.56	3,549	4.70	936	5.26
Collateralized loan and other debt obligations	36,056	2.98	—	—	50	1.68	15,008	2.96	20,998	3.00
Other	5,648	2.46	71	3.56	463	2.72	1,466	2.13	3,648	2.53
Total available-for-sale debt securities at fair value	$276,407	3.72%	$2,990	3.70%	$19,158	3.11%	$28,059	3.24%	$226,200	3.83%

(1)	Weighted-average yields displayed by maturity bucket are weighted based on fair value and predominantly represent contractual coupon rates without effect for any related hedging derivatives.
Table 5.5 shows the amortized cost and weighted-average yields of held-to-maturity debt securities by contractual maturity.

Table 5.5: Amortized Cost by Contractual Maturity

			Remaining contractual maturity
	Total		Within one year		After one year through five years		After five years through ten years		After ten years
(in millions)	amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
December 31, 2018
Held-to-maturity debt securities (1):
Amortized cost:
Securities of U.S. Treasury and federal agencies	$44,751	2.12%	$—	—%	$32,356	2.04%	$12,395	2.32%	$—	—%
Securities of U.S. states and political subdivisions	6,286	4.93	—	—	72	6.04	1,188	4.91	5,026	4.92
Federal agency and other mortgage-backed securities	93,685	3.10	—	—	26	3.52	—	—	93,659	3.10
Collateralized loan obligations	66	3.62	—	—	—	—	66	3.62	—	—
Other	—	—	—	—	—	—	—	—	—	—
Total held-to-maturity debt securities at amortized cost	$144,788	2.87%	$—	—%	$32,454	2.05%	$13,649	2.55%	$98,685	3.19%
December 31, 2017
Held-to-maturity debt securities (1):
Amortized cost:
Securities of U.S. Treasury and federal agencies	$44,720	2.12%	$—	—%	$32,330	2.04%	$12,390	2.32%	$—	—%
Securities of U.S. states and political subdivisions	6,313	6.02	—	—	50	7.18	695	6.31	5,568	5.98
Federal agency and other mortgage-backed securities	87,527	3.11	—	—	15	2.81	11	2.49	87,501	3.11
Collateralized loan obligations	661	2.86	—	—	—	—	661	2.86	—	—
Other	114	1.83	—	—	114	1.83	—	—	—	—
Total held-to-maturity debt securities at amortized cost	$139,335	2.92%	$—	—%	$32,509	2.05%	$13,757	2.55%	$93,069	3.28%

(1)	Weighted-average yields displayed by maturity bucket are weighted based on amortized cost and predominantly represent contractual coupon rates.

Table 5.6 shows the fair value of held-to-maturity debt securities by contractual maturity.

Table 5.6: Fair Value by Contractual Maturity

		Remaining contractual maturity
	Total	Within one year	After one year through five years	After five years through ten years	After ten years
(in millions)	amount	Amount	Amount	Amount	Amount
December 31, 2018
Held-to-maturity debt securities:
Fair value:
Securities of U.S. Treasury and federal agencies	$44,340	—	32,073	12,267	—
Securities of U.S. states and political subdivisions	6,200	—	70	1,191	4,939
Federal agency and other mortgage-backed securities	91,509	—	26	—	91,483
Collateralized loan obligations	66	—	—	66	—
Other	—	—	—	—	—
Total held-to-maturity debt securities at fair value	$142,115	—	32,169	13,524	96,422
December 31, 2017
Held-to-maturity debt securities:
Fair value:
Securities of U.S. Treasury and federal agencies	$44,806	—	32,388	12,418	—
Securities of U.S. states and political subdivisions	6,354	—	49	701	5,604
Federal agency and other mortgage-backed securities	87,046	—	15	11	87,020
Collateralized loan obligations	665	—	—	665	—
Other	114	—	114	—	—
Total held-to-maturity debt securities at fair value	$138,985	—	32,566	13,795	92,624
Realized Gains and Losses
Table 5.7 shows the gross realized gains and losses on sales and OTTI write-downs related to available-for-sale debt securities.

Table 5.7: Realized Gains and Losses

	Year ended December 31,
(in millions)	2018	2017	2016
Gross realized gains	$155	948	1,234
Gross realized losses	(19)	(207)	(103)
OTTI write-downs	(28)	(262)	(189)
Net realized gains from available-for-sale debt securities	$108	479	942

Other-Than-Temporary Impaired Debt Securities
Table 5.8 shows the detail of total OTTI write-downs included in earnings for available-for-sale debt securities. There were no OTTI write-downs on held-to-maturity debt securities during the years ended December 31, 2018, 2017 or 2016.

Table 5.8: Detail of OTTI Write-downs

	Year ended December 31,
(in millions)	2018	2017	2016
Debt securities OTTI write-downs included in earnings:
Securities of U.S. states and political subdivisions	$2	150	63
Mortgage-backed securities:
Residential	4	11	34
Commercial	18	80	14
Corporate debt securities	—	21	72
Other debt securities	4	—	6
Total debt securities OTTI write-downs included in earnings	$28	262	189

Table 5.9 shows the detail of OTTI write-downs on available-for-sale debt securities included in earnings and the related changes in OCI for the same securities.
Table 5.9: OTTI Write-downs Included in Earnings and the Related Changes in OCI

	Year ended December 31,
(in millions)	2018	2017	2016
OTTI on debt securities
Recorded as part of gross realized losses:
Credit-related OTTI	$27	119	143
Intent-to-sell OTTI	1	143	46
Total recorded as part of gross realized losses	28	262	189
Changes to OCI for losses (reversal of losses) in non-credit-related OTTI (1):
Securities of U.S. states and political subdivisions	(2)	(5)	8
Residential mortgage-backed securities	2	(1)	(3)
Commercial mortgage-backed securities	(11)	(51)	24
Corporate debt securities	—	1	(13)
Other debt securities	—	(1)	2
Total changes to OCI for non-credit-related OTTI	(11)	(57)	18
Total OTTI losses (reversal of losses) recorded on debt securities	$17	205	207

(1)
Represents amounts recorded to OCI for impairment of debt securities, due to factors other than credit, that have also had credit-related OTTI write-downs during the period. Increases represent initial or subsequent non-credit-related OTTI on debt securities. Decreases represent partial to full reversal of impairment due to recoveries in the fair value of debt securities due to non-credit factors.

Table 5.10 presents a rollforward of the OTTI credit loss that has been recognized in earnings as a write-down of available-for-sale debt securities we still own (referred to as “credit-impaired” debt securities) and do not intend to sell. Recognized credit loss represents the difference between the present value of expected future cash flows discounted using the security’s current effective interest rate and the amortized cost basis of the security prior to considering credit loss.
Table 5.10: Rollforward of OTTI Credit Loss

	Year ended December 31,
(in millions)	2018	2017	2016
Credit loss recognized, beginning of year	$742	1,043	1,092
Additions:
For securities with initial credit impairments	1	9	85
For securities with previous credit impairments	26	110	58
Total additions	27	119	143
Reductions:
For securities sold, matured, or intended/required to be sold	(204)	(414)	(184)
For recoveries of previous credit impairments (1)	(3)	(6)	(8)
Total reductions	(207)	(420)	(192)
Credit loss recognized, end of year	$562	742	1,043

(1)
Recoveries of previous credit impairments result from increases in expected cash flows subsequent to credit loss recognition. Such recoveries are reflected prospectively as interest yield adjustments using the effective interest method.